Investments - Finance Receivable Allowance Rollforward (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss
Provision for credit losses			$ 4,231	$ 822
Asset Management
Financing Receivable, Allowance for Credit Loss
Beginning balance	$ 299	$ 299	299	299
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Provision for credit losses	0	0	0	0
Ending balance	299	299	299	299
Insurance Solutions
Financing Receivable, Allowance for Credit Loss
Beginning balance	7,053	2,793	2,793	1,858
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Provision for credit losses	(355)	1,877	4,260	935
Ending balance	6,698	4,670	7,053	2,793
Insurance Solutions | Commercial real estate mortgage loans
Financing Receivable, Allowance for Credit Loss
Beginning balance	2,615	632	632	46
Provision for credit losses	(293)	1,527	1,983	586
Ending balance	2,322	2,159	2,615	632
Insurance Solutions | Multi-family mortgage loans
Financing Receivable, Allowance for Credit Loss
Beginning balance	3,360	620	620	97
Provision for credit losses	38	895	2,740	523
Ending balance	3,398	1,515	3,360	620
Insurance Solutions | Corporate loans
Financing Receivable, Allowance for Credit Loss
Beginning balance	1,078	1,541	1,541	1,715
Provision for credit losses	(100)	(545)	(463)	(174)
Ending balance	$ 978	$ 996	$ 1,078	$ 1,541